Valuation of derivatives interest cost from labor obligations and other financial items net - Schedule of Valuation of Derivatives and Other Financial Items (Detail) $ in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 MXN ($)		Dec. 31, 2020 MXN ($)
Disclosure of detailed information about financial instruments [abstract]
Gain (loss) in valuation of derivatives, net		$ (28,639,687)		$ (6,755,214)		$ 12,378,193
Capitalized interest expense (Note 10 b)		1,514,654		1,527,259		1,771,613
Commissions		(1,061,278)		(1,067,381)		(1,106,980)
Interest cost of labor obligations (Note 18)		(12,376,939)		(14,375,520)		(13,105,693)
Contractual earn out Verizon (Note 4)		4,271,250
Interest expense on taxes		(190,822)		(243,075)		(59,032)
Dividend received (Note 4)		6,155,993		2,628,600		2,122,826
Gain on net monetary positions		11,538,061	$ 594	4,876,842		3,262,512
Other financial cost	[1]	(327,451)		(835,028)		(3,845,186)
Total		$ (19,116,219)	$ (985)	$ (14,243,517)	[2]	$ 1,418,253	[2]

[1]	Excludes discontinued operations of TracFone, Chile and Panama (See note 2ac)
[2]	Restated for discontinued operations